UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      GSB Podium Advisors, LLC

   Address:   405 Lexington Avenue, 54th Floor, New York, NY 10174.

   Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Shengbei Guo
   Title:   Managing Member
   Phone:   212-490-6900

Signature, Place and Date of Signing:

   /s/ Shengbei Guo              New York, NY             May 10, 2013

Note that the Information Table entry total and the Information Table value total both exclude a significant number of the reporting manager's portfolio positions which have been omitted by application of the de minimus rule specified in Item 10 to the Form 13F instructions.

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE

GSB Podium Advisors, LLC

Report Summary:

   Number of Other Included Managers:              0
   Form 13F Information Table Entry Total:         56
   Form 13F Information Table Value Total:         $12,477
                                                   (thousands)

List of Other Included Managers:

   None

GSB PODIUM ADVISORS, LLC
FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED 03/31/2013

                               TITLE OF             MARKET VALUE   SHARES/   SH/  PUT/  INVESTMENT   OTHER     VOTING
          NAME OF ISSUER        CLASS      CUSIP      (X1000)    PRN AMOUNT  PRN  CALL  DISCRETION  MANAGERS  AUTHORITY
-----------------------------------------------------------------------------------------------------------------------
MOLYCORP INC                     COM     608753109       85        16369     SH            SOLE                  SOLE
IRIDIUM COMMUNICATIONS INC       COM     46269C102       97        16081     SH            SOLE                  SOLE
LEAPFROG ENTERPRISES INC         COM     52186N106      143        16703     SH            SOLE                  SOLE
JDS UNIPHASE CORP                COM     46612J507      143        10718     SH            SOLE                  SOLE
GENWORTH FINANCIAL INC-CL A      COM     37247D106      145        14506     SH            SOLE                  SOLE
ATLANTIC POWER CORP              COM     04878Q863      147        29860     SH            SOLE                  SOLE
DIGITAL GENERATION INC           COM     25400B108      157        24530     SH            SOLE                  SOLE
JIVE SOFTWARE INC                COM     47760A108      167        11014     SH            SOLE                  SOLE
J.C. PENNEY CO INC               COM     708160106      168        11129     SH            SOLE                  SOLE
EXCO RESOURCES INC               COM     269279402      169        23715     SH            SOLE                  SOLE
SMITH & WESSON HOLDING CORP      COM     831756101      185        20539     SH            SOLE                  SOLE
GOODYEAR TIRE & RUBBER CO        COM     382550101      187        14814     SH            SOLE                  SOLE
W&T OFFSHORE INC                 COM     92922P106      188        13251     SH            SOLE                  SOLE
AMERICAN EAGLE OUTFITTERS        COM     02553E106      192        10293     SH            SOLE                  SOLE
ALLERGAN INC                     COM     018490102      200         1795     SH            SOLE                  SOLE
THORATEC CORP                    COM     885175307      202         5395     SH            SOLE                  SOLE
MASTEC INC                       COM     576323109      204         6998     SH            SOLE                  SOLE
ARRIS GROUP INC                  COM     04269Q100      208        12095     SH            SOLE                  SOLE
JUNIPER NETWORKS INC             COM     48203R104      208        11228     SH            SOLE                  SOLE
LOWE'S COS INC                   COM     548661107      211         5563     SH            SOLE                  SOLE
XCEL ENERGY INC                  COM     98389B100      211         7110     SH            SOLE                  SOLE
UIL HOLDINGS CORP                COM     902748102      213         5389     SH            SOLE                  SOLE
BIO-REFERENCE LABS INC           COM     09057G602      217         8339     SH            SOLE                  SOLE
MBIA INC                         COM     55262C100      217        21110     SH            SOLE                  SOLE
FAMILY DOLLAR STORES             COM     307000109      220         3718     SH            SOLE                  SOLE
ARROW ELECTRONICS INC            COM     042735100      220         5407     SH            SOLE                  SOLE
TECHNE CORP                      COM     878377100      220         3244     SH            SOLE                  SOLE
TEXTAINER GROUP HOLDINGS LTD     COM     G8766E109      220         5570     SH            SOLE                  SOLE
PROASSURANCE CORP                COM     74267C106      222         4683     SH            SOLE                  SOLE
DELL INC                         COM     24702R101      222        15500     SH            SOLE                  SOLE
UNS ENERGY CORP                  COM     903119105      223         4564     SH            SOLE                  SOLE
PIEDMONT NATURAL GAS CO          COM     720186105      225         6845     SH            SOLE                  SOLE
STURM RUGER & CO INC             COM     864159108      230         4535     SH            SOLE                  SOLE
TRIANGLE CAPITAL CORP            COM     895848109      230         8223     SH            SOLE                  SOLE
LOEWS CORP                       COM     540424108      232         5254     SH            SOLE                  SOLE
TELEPHONE AND DATA SYSTEMS       COM     879433829      236        11188     SH            SOLE                  SOLE
KENNAMETAL INC                   COM     489170100      238         6096     SH            SOLE                  SOLE
UNIT CORP                        COM     909218109      238         5228     SH            SOLE                  SOLE
DONALDSON CO INC                 COM     257651109      241         6656     SH            SOLE                  SOLE
AMTRUST FINANCIAL SERVICES       COM     032359309      244         7036     SH            SOLE                  SOLE
CENTENE CORP                     COM     15135B101      248         5626     SH            SOLE                  SOLE
EXPEDITORS INTL WASH INC         COM     302130109      250         6996     SH            SOLE                  SOLE
TECH DATA CORP                   COM     878237106      253         5544     SH            SOLE                  SOLE
LAREDO PETROLEUM HOLDINGS IN     COM     516806106      254        13891     SH            SOLE                  SOLE
VIACOM INC-CLASS B               COM     92553P201      254         4134     SH            SOLE                  SOLE
MYLAN INC                        COM     628530107      270         9341     SH            SOLE                  SOLE
PPG INDUSTRIES INC               COM     693506107      272         2033     SH            SOLE                  SOLE
HMS HOLDINGS CORP                COM     40425J101      282        10387     SH            SOLE                  SOLE
MERCK & CO. INC.                 COM     58933Y105      282         6383     SH            SOLE                  SOLE
DSW INC-CLASS A                  COM     23334L102      284         4456     SH            SOLE                  SOLE
SCOTTS MIRACLE-GRO CO-CL A       COM     810186106      287         6630     SH            SOLE                  SOLE
TORO CO                          COM     891092108      305         6615     SH            SOLE                  SOLE
ALTRIA GROUP INC                 COM     02209S103      313         9093     SH            SOLE                  SOLE
NEW JERSEY RESOURCES CORP        COM     646025106      315         7022     SH            SOLE                  SOLE
ENTERGY CORP                     COM     29364G103      326         5158     SH            SOLE                  SOLE
PROCTER & GAMBLE CO/THE          COM     742718109      355         4609     SH            SOLE                  SOLE